CALAMOS® FAMILY OF FUNDS

Supplement dated February 13, 2017 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, and C and Class I and R, and the Statement of Additional Information,

each dated February 29, 2016, as supplemented on

March 14, 2016, June 10, 2016, July 1, 2016, July 22, 2016 and December 7, 2016

Effective February 13, 2017, the Growth Fund is jointly managed by John P. Calamos, Sr., Michael Grant, John Hillenbrand, and Jon Vacko. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Growth Fund’s portfolio managers on page 6 of the Class A, B and C Prospectus, and on page 6 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman, and Global CIO
Michael Grant	since February 13, 2017	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	12 years	SVP, Sr. Co-Portfolio Manager

Effective February 13, 2017, the Global Equity Fund is jointly managed by John P. Calamos, Sr., John Hillenbrand, Nick Niziolek, Eli Pars, Jon Vacko and Dennis Cogan. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Global Equity Fund’s portfolio managers on page 30 of the Class A, B and C Prospectus, and on page 30 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman, and Global CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	3 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	1 year	SVP, Sr. Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	3 years	SVP, Co-Portfolio Manager

Effective February 13, 2017, the Growth and Income Fund is jointly managed by John P. Calamos, Sr., R. Matthew Freund, John Hillenbrand, Eli Pars, Jon Vacko and Joe Wysocki. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Growth and Income Fund’s portfolio managers on page 35 of the Class A, B and C Prospectus, and on page 34 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman, and Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	12 years	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	1 year	SVP, Co-Portfolio Manager

Effective February 13, 2017, the Global Growth and Income Fund is jointly managed by John P. Calamos, Sr., R. Matthew Freund, John Hillenbrand, Nick Niziolek, Eli Pars, Jon Vacko, Dennis Cogan and Joe Wysocki. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Global Growth and Income Fund’s portfolio managers on page 40 of the Class A, B and C Prospectus, and on page 38 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman, and Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	3 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	12 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	3 years	SVP, Co-Portfolio Manager
Joe Wysocki	1 year	SVP, Co-Portfolio Manager

Effective February 13, 2017, the Dividend Growth Fund is jointly managed by John P. Calamos, Sr., John Hillenbrand, and Jon Vacko. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Dividend Growth Fund’s portfolio managers on page 69 of the Class A, B and C Prospectus, and on page 66 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman, and Global CIO
John Hillenbrand	1 year	SVP, Sr. Co-Portfolio Manager
Jon Vacko	1 year	SVP, Sr. Co-Portfolio Manager

Please retain this supplement for future reference.

MFSPT7 02/17